PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

        Prepaid expenses and other current assets consist of the following at:

	December 31,
	2010	2011
Amounts due from third parties	8,261,813	5,690,605
Prepaid film costs on behalf of other investors	—	6,370,486
Prepaid film costs	484,848	1,319,074
Promotion and print costs paid on behalf of film producers	2,216,551	2,264,984
Loan and interest receivable from producers of TV series	1,969,697	1,811,278
Interests receivable	—	171,861
Prepaid advertising expenses	964,591	1,122,180
Rental deposits and prepaid rental expenses	891,583	2,667,121
Deposit for acquisition	303,030	317,768
Prepayment for an investment	—	1,200,000
Advances to employees	237,262	849,191
Deposits paid for acquisition of property and equipment	—	2,478,320
Prepaid sales tax	—	447,514
Other prepaid expenses	330,040	624,966

Total	15,659,415	27,335,348

        Amounts due from a third party represent receivables from third parties for working capitals and expenses the Group paid on behalf of an independent third party. Prepaid film cost represents amounts paid to secure the service of individuals to be the directors or actors or actresses of films over the next year. The prepaid film cost will be included in the production cost and amortized on a film-by-film basis upon the completion of related films. The one-year loans and interest receivables from producers of TV series represent the Group's investment in TV series, which currently has a fixed rate of return. The deposit for acquisition is the deposit paid in November 2010 for acquiring the remaining 10% equity interest in Baichuan from Poly Film Investment Co. Ltd and will be returned in 2012.